Investment Objectives and Goals	Apr. 28, 2026
Guardian Large Cap Fundamental Growth VIP Fund | Guardian Large Cap Fundamental Growth VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Large Cap Fundamental Growth VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Guardian Large Cap Disciplined Growth VIP Fund | Guardian Large Cap Disciplined Growth VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Large Cap Disciplined Growth VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize long-term growth.
Guardian Mid Cap Traditional Growth VIP Fund | Guardian Mid Cap Traditional Growth VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Mid Cap Traditional Growth VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Guardian All Cap Core VIP Fund | Guardian All Cap Core VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian All Cap Core VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Guardian Strategic Large Cap Core VIP Fund | Guardian Strategic Large Cap Core VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Strategic Large Cap Core VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Guardian Integrated Research VIP Fund | Guardian Integrated Research VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Integrated Research VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Guardian Diversified Research VIP Fund | Guardian Diversified Research VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Diversified Research VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Guardian Select Mid Cap Core VIP Fund | Guardian Select Mid Cap Core VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Select Mid Cap Core VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long term growth of capital.
Guardian Small-Mid Cap Core VIP Fund | Guardian Small-Mid Cap Core VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Small-Mid Cap Core VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Guardian Equity Income VIP Fund | Guardian Equity Income VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Equity Income VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of current income consistent with growth of capital.
Guardian Large Cap Disciplined Value VIP Fund | Guardian Large Cap Disciplined Value VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Large Cap Disciplined Value VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	Current income is a secondary objective.
Guardian Growth & Income VIP Fund | Guardian Growth & Income VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Growth & Income VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Guardian Mid Cap Relative Value VIP Fund | Guardian Mid Cap Relative Value VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Mid Cap Relative Value VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Guardian Small Cap Value Diversified VIP Fund | Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund)
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Small Cap Value Diversified VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Guardian Global Utilities VIP Fund | Guardian Global Utilities VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Global Utilities VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return.
Guardian International Growth VIP Fund | Guardian International Growth VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian International Growth VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return consisting of long-term capital growth and current income.
Guardian International Equity VIP Fund | Guardian International Equity VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian International Equity VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Guardian Balanced Allocation VIP Fund | Guardian Balanced Allocation VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Balanced Allocation VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.
Guardian Core Fixed Income VIP Fund | Guardian Core Fixed Income VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Core Fixed Income VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.
Guardian Core Plus Fixed Income VIP Fund | Guardian Core Plus Fixed Income VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Core Plus Fixed Income VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation to produce a high total return.
Guardian Multi-Sector Bond VIP Fund | Guardian Multi-Sector Bond VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Multi-Sector Bond VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high current income
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.
Guardian Short Duration Bond VIP Fund | Guardian Short Duration Bond VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Short Duration Bond VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.
Guardian Total Return Bond VIP Fund | Guardian Total Return Bond VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Total Return Bond VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return with an emphasis on high current income as well as capital appreciation.
Guardian U.S. Government/Credit VIP Fund | Guardian U.S. Government/Credit VIP Fund (formerly, Guardian U.S. Government Securities VIP Fund)
Prospectus [Line Items]
Risk/Return [Heading]	Guardian U.S. Government/Credit VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return with an emphasis on current income as well as capital appreciation.